Asset Acquisitions Asset Acquisitions (Acquired Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Line Items]
Goodwill, net	$ 685,310	$ 685,310
Trademarks
Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	0	300
Gaming License Rights
Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	17,502	39,772	$ 900
Peninsula
Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Line Items]
Goodwill, net	$ 471,734
Peninsula | Trademarks
Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		$ 300	$ 3,200